Other financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Financial Assets

	2019 $m	2018 $m
Equity securities :

Quoted equity shares	8	8

Unquoted equity shares	125	108

	133	116

Restricted funds:
Shortfall reserve deposit	25	25
Ring-fenced amounts to satisfy insurance claims:
Cash	11	12
Money market funds	16	16
Bank accounts pledged as security	41	40

Other	5	2

	98	95

Trade deposits and loans a	57	50
	288	261

Analysed as:

Current	4	1

Non-current	284	260

	288	261

Schedule of Fair Value of Investments and Dividend Income Received	The fair value of the most significant investments at 31 December 2019 together with the dividend income received in 2019 is as follows:

	2019
	Fair value $m	Dividend income a $m
Investment in entity which owns:

InterContinental The Willard Washington DC	36	1

InterContinental San Francisco	31	2

InterContinental Grand Stanford Hong Kong	23	1

a	Reported within ‘other operating income’ in the Group income statement.

Schedule of Maximum Risk to Credit Exposure by Geographies
The maximum exposure to credit risk of other financial assets at the end of the reporting period by geographic region is as follows:

	2019 $m	2018 $m
Americas	169	162

EMEAA	81	68

Greater China	38	31

	288	261